Loans - Aging of Recorded Investment in Past Due Loans(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	$ 40,325		$ 37,517
Past due nonaccrual loans and loans past due 90 days or more and accruing	82,514	[1]	94,663	[2]
Total past due	122,839		132,180
Total current	4,341,070		4,199,603
Recorded Investment	4,463,909		4,331,783
Commercial, financial and agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	6,251		3,106
Past due nonaccrual loans and loans past due 90 days or more and accruing	11,811	[1]	11,308	[2]
Total past due	18,062		14,414
Total current	808,841		732,504
Recorded Investment	826,903	[3]	746,918	[3]
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	2,212		2,632
Past due nonaccrual loans and loans past due 90 days or more and accruing	26,355	[1]	21,798	[2]
Total past due	28,567		24,430
Total current	1,067,436		1,088,379
Recorded Investment	1,096,003	[3]	1,112,809	[3]
Construction real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded Investment	166,010		218,096
SEPH commercial land and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	686
Past due nonaccrual loans and loans past due 90 days or more and accruing	11,314	[1]
Total past due	12,000
Total current	3,142
Recorded Investment	15,142
Vision commercial land and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days
Past due nonaccrual loans and loans past due 90 days or more and accruing			19,235	[2]
Total past due			19,235
Total current			12,399
Recorded Investment			31,634
Remaining commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	3,652		99
Past due nonaccrual loans and loans past due 90 days or more and accruing	5,838	[1]	7,839	[2]
Total past due	9,490		7,938
Total current	106,314		148,509
Recorded Investment	115,804		156,447
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	171		76
Past due nonaccrual loans and loans past due 90 days or more and accruing	85	[1]		[2]
Total past due	256		76
Total current	26,198		20,027
Recorded Investment	26,454		20,103
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	135		421
Past due nonaccrual loans and loans past due 90 days or more and accruing	40	[1]	8	[2]
Total past due	175		429
Total current	8,435		9,483
Recorded Investment	8,610		9,912
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	1,163		1,545
Past due nonaccrual loans and loans past due 90 days or more and accruing	5,917	[1]	10,097	[2]
Total past due	7,080		11,642
Total current	386,082		385,287
Recorded Investment	393,162		396,929
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	11,948		15,879
Past due nonaccrual loans and loans past due 90 days or more and accruing	17,370	[1]	20,614	[2]
Total past due	29,318		36,493
Total current	1,036,868		918,787
Recorded Investment	1,066,186		955,280
HELOC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	620		1,015
Past due nonaccrual loans and loans past due 90 days or more and accruing	309	[1]	436	[2]
Total past due	929		1,451
Total current	212,868		227,173
Recorded Investment	213,797		228,624
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	563		1,549
Past due nonaccrual loans and loans past due 90 days or more and accruing	787	[1]	1,136	[2]
Total past due	1,350		2,685
Total current	42,576		48,905
Recorded Investment	43,926		51,590
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	12,924		11,195
Past due nonaccrual loans and loans past due 90 days or more and accruing	2,688	[1]	2,192	[2]
Total past due	15,612		13,387
Total current	639,153		606,048
Recorded Investment	654,765		619,435
Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days
Past due nonaccrual loans and loans past due 90 days or more and accruing		[1]		[2]
Total past due
Total current	3,157		2,102
Recorded Investment	$ 3,157		$ 2,102

[1]	Includes $3.0 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
[2]	Includes $3.6 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
[3]	Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH/Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.